CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 6,444	$ 8,316
Accounts receivable, trade	428	471
Inventories	1,667	2,581
Prepaid expenses and other assets	1,083	2,507
Restricted cash (Note 6)	0	9,000
Vessels held for sale (Note 5)	18,378	0
Total current assets	28,000	22,875
FIXED ASSETS:
Vessels, net (Note 5)	201,308	240,352
Property and equipment, net	911	946
Total fixed assets	202,219	241,298
Deferred charges, net	2,088	2,358
Total assets	232,307	266,531
CURRENT LIABILITIES:
Bank and other debt, net of unamortized deferred financing costs (Note 6)	12,119	127,129
Related party financing, net of unamortized deferred financing costs (Note 4)	84,832	0
Accounts payable, trade and other	1,715	1,471
Due to related parties, current (Note 4)	65	105
Accrued liabilities	2,045	1,050
Deferred revenue	439	108
Total current liabilities	101,215	129,863
Related party financing, non-current (Note 4)	0	45,617
Other liabilities, non-current	320	171
Commitments and contingencies (Note 7)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 389 and 0 issued and outstanding as at December 31, 2017 and 2016, respectively (Note 8)	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 4,051,266 and 1,533 issued and outstanding as at December 31, 2017 and 2016, respectively (Note 8)	40	0
Additional paid-in capital (Note 8)	410,982	374,975
Other comprehensive income / (loss)	6	(20)
Accumulated deficit	(280,256)	(284,075)
Total stockholders' equity	130,772	90,880
Total liabilities and stockholders' equity	$ 232,307	$ 266,531